Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Corporate income tax rate (in percent)	35.00%
Provisional benefit recognized	$ 33.1
Toll Tax on unremitted foreign earnings	$ 33.1